INCOME TAXES	12 Months Ended
Jan. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES

As of January 31, 2018, the Company had net operating loss carry forwards of approximately $860,788 that may be available to reduce future years’ taxable income in varying amounts through 2031. Future tax benefits which may arise, as a result of these losses have not been recognized in these financial statements, as their realization is determined not likely to occur and accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards.

The provision for Federal income tax consists of the following:

	January 31, 2018	January 31, 2017
Federal income tax benefit attributable to:
Current Operations	$225,418	$16,290
Less: valuation allowance	(225,418)	(16,290)
Net provision for Federal income taxes	$—	$—

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows:

	January 31, 2018	January 31, 2017
Deferred tax asset attributable to:
Net operating loss carryover	$292,669	$67,250
Less: valuation allowance	(292,669)	(67,250)
Net deferred tax asset	$—	$—

Due to the change in ownership provisions of the Tax Reform Act of 1986 , net operating loss carry forwards of approximately $860,788752,901 for Federal income tax reporting purposes are subject to annual limitations. Should a change in ownership occur net operating loss carry forwards may be limited as to use in future years. In December 2017, a law commonly known as the Tax Cuts and Jobs Act ("TCJA") was enacted in the United States. Among other things, the TCJA reduces the U.S. corporate income tax rate to 21 percent and implements a new system of taxation for non-U.S. earnings, including by imposing a one-time tax on the deemed repatriation of undistributed earnings of non-U.S. subsidiaries. The Company is currently evaluating the effects of the TCJA, including the one-time deemed repatriation tax and the remeasurement of our deferred tax assets and liabilities.